Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible assets, net
12	Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2019	2020
Cost:
Computer software	22,615	23,189
Developed technologies	117	117
Customer relationship	1,103	2,135
Brand name	-	1,162
Contract backlog	610	610
Advertising contract	-	53,287
Total cost	24,445	80,500
Less: Accumulated amortization	(19,910)	(24,095)
Exchange differences	(117)	26
Intangible assets, net	4,418	56,431

Amortization expense recognized for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	For the years ended December 31,
	2018	2019	2020
Cost of revenues	4,147	4,771	4,187
Research and development	1	1	-
Sales and marketing expenses	3	-	-
General and administrative expenses	16	2	2
	4,167	4,774	4,189

The estimated aggregate amortization expense for each of the next five years as of December 31, 2020 is:

Amortization expense of intangible assets
2021	16,963
2022	11,622
2023	11,449
2024	11,068
2025 onwards	5,329
56,431